Segment information (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Switzerland
Disclosure of geographical areas [line items]
Non-current non-financial assets	$ 22,713	$ 23,601
United States
Disclosure of geographical areas [line items]
Non-current non-financial assets	$ 2,788	$ 2,788